Form N-1A Cover	Jan. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 28, 2026
Prospectus Date	Jan. 28, 2026